Other Income/Expenses - Summary of Finance Costs (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Costs [abstract]
Interest on loans and borrowings	₽ 20,063	₽ 22,090	₽ 31,231
Fines and penalties on overdue loans and borrowing payments and overdue interest payments	947	1,080	733
Interest expense on lease liabilities	854	1,047	1,217
Fines and penalties on overdue leases and trade payables	600	157	49
Total finance costs related to loans, borrowings and leases	22,464	24,374	33,230
Unwinding of discount on rehabilitation provision	328	291	304
Interest expenses under pension liabilities	273	286	284
Expenses related to discounting of financial instruments	306	194	45
Total	₽ 23,371	₽ 25,145	₽ 33,863